Earnings Per Share	3 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The following table reflects the income and share data used in the basic and diluted EPS computations for the periods presented below:

	Three months ended March 31,
	2019	2018
Net income for the period- attributable to ordinary equity holders of the parent (in USD k)	$18,954	$26,754
Weighted average number of ordinary shares (in thousands of shares)	59,518	59,320
Basic EPS	$0.32	$0.45
Dilutive effect of share based payments (in thousands of shares)	1,595	1,606
Weighted average number of diluted ordinary shares (in thousands of shares)	61,113	60,926
Diluted EPS	$0.31	$0.44

For the first quarter of 2019 and 2018 the weighted average number of shares equals the outstanding number of shares. The dilutive effect of the share-based payment transaction is the weighted number of shares considering the grant date, forfeitures and executions during the respective fiscal years. The effect is determined by using the treasury stock method.